SIGNIFICANT ACCOUNTING POLICIES (Details 1)	12 Months Ended
Dec. 31, 2014
Computers and peripheral equipment [Member] | Maximum [Member]
Property Plant Equipment Annual Depreciation Rate	33.00%
Computers and peripheral equipment [Member] | Minimum [Member]
Property Plant Equipment Annual Depreciation Rate	7.00%
Motor vehicles [Member] | Maximum [Member]
Property Plant Equipment Annual Depreciation Rate	15.00%
Motor vehicles [Member] | Minimum [Member]
Property Plant Equipment Annual Depreciation Rate	14.00%
Buildings [Member] | Maximum [Member]
Property Plant Equipment Annual Depreciation Rate	4.00%
Buildings [Member] | Minimum [Member]
Property Plant Equipment Annual Depreciation Rate	2.00%
Leasehold Improvements [Member]
Property Plant Equipment Annual Depreciation Rate	Over the shorter of the lease term or useful economic life
Office furniture and equipment [Member] | Maximum [Member]
Property Plant Equipment Annual Depreciation Rate	20.00%
Office furniture and equipment [Member] | Minimum [Member]
Property Plant Equipment Annual Depreciation Rate	6.00%